Submission	Nov. 10, 2026
Submission [Line Items]
Central Index Key	0001585389
Registrant Name	SmartStop Self Storage REIT, Inc.
Registration File Number	333-292583
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES